Consolidated Statement of Comprehensive (Loss) Income - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
NET (LOSS) EARNINGS	$ (78)		$ (75)	$ (118)
Less: net income attributable to noncontrolling interests	3		5	5
NET (LOSS) EARNINGS ATTRIBUTABLE TO EASTMAN KODAK COMPANY	(81)		(80)	(123)
Other comprehensive (loss) income, net:
Currency translation adjustments	1		(35)	(33)
Reclassification of realized losses on available-for-sale securities included in net earnings, net of tax			2
Pension and other postretirement benefit plan obligation activity, net of tax	98		(98)	(202)
Other comprehensive (loss) income, net attributable to Eastman Kodak Company	99		(131)	(235)
COMPREHENSIVE (LOSS) INCOME, NET ATTRIBUTABLE TO EASTMAN KODAK COMPANY	$ 18		$ (211)	$ (358)
Predecessor [Member]
NET (LOSS) EARNINGS		$ 2,066
NET (LOSS) EARNINGS ATTRIBUTABLE TO EASTMAN KODAK COMPANY		2,066
Other comprehensive (loss) income, net:
Currency translation adjustments		4
Pension and other postretirement benefit plan obligation activity, net of tax		1,604
Other comprehensive (loss) income, net attributable to Eastman Kodak Company		1,608
COMPREHENSIVE (LOSS) INCOME, NET ATTRIBUTABLE TO EASTMAN KODAK COMPANY		$ 3,674